RECONCILIATION OF PROFIT BEFORE TAXATION TO HEADLINE OPERATING PROFIT - Summary of Reconciliation of Operating (Loss)/Profit to Headline Operating Profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Profit Before Interest And Taxation To Headline PBIT [Abstract]
Profit before taxation	£ 131	£ 1,031	£ 346
Finance and investment income	(78)	(137)	(127)
Finance costs	352	417	389
Revaluation and retranslation of financial instruments	16	50	(7)
Profit before interest and taxation	421	1,361	601
Earnings from associates	(39)	(36)	(70)
Operating profit	382	1,325	531
Goodwill impairment	641	237	63
Amortisation and impairment of acquired intangible assets	61	93	728
Investment Write Downs	5	26	18
Restructuring and transformation costs	68	251	196
Property-related restructuring costs	127	26	232
Gains on disposal of investments and subsidiaries	(6)	(322)	(7)
Gain on disposal of property	0	(7)	0
Other transaction costs	0	10	0
Legal provision charges/(gains)	43	68	(11)
Headline operating profit	£ 1,321	£ 1,707	£ 1,750